Warrant Liability - Warrants were issued but not exercised (Details) - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disclosure of fair value measurement of liabilities [line items]
Outstanding, end of period	19,265,136	21,265,146
Public Warrants
Disclosure of fair value measurement of liabilities [line items]
Outstanding, end of period	15,265,136	15,265,146
Mudrick Warrants
Disclosure of fair value measurement of liabilities [line items]
Outstanding, end of period	4,000,000	4,000,000
MWC Options
Disclosure of fair value measurement of liabilities [line items]
Outstanding, end of period		2,000,000